Shareholder Report	6 Months Ended
May 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Tortoise Global Water ESG Fund
Shareholder Report [Line Items]
Fund Name	Tortoise Global Water ESG Fund
Class Name	Tortoise Global Water ESG Fund
Trading Symbol	TBLU
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tortoise Global Water ESG Fund for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://oef.tortoisecapital.com/resource-center/fund-documents/. You can also request this information by contacting us at 1-913-981-1020 or info@tortoisecapital.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-913-981-1020
Additional Information Email	info@tortoisecapital.com
Additional Information Website	https://oef.tortoisecapital.com/resource-center/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tortoise Global Water ESG Fund	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Material Change Date	Feb. 05, 2025
Updated Performance Information Location [Text Block]	Visit https://oef.tortoisecapital.com/resource-center/fund-documents/ for more recent performance information.
Net Assets	$ 54,268,921
Holdings Count | $ / shares	42
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$54,268,921
Number of Holdings	42
Portfolio Turnover	40%

Holdings [Text Block]

Top 10 Issuers	(%)
Geberit AG	7.8%
Ecolab Inc.	7.2%
Veolia Environnement SA	7.1%
Pentair PLC	4.9%
Stantec, Inc.	4.6%
United Utilities Group PLC	4.6%
Ferguson Enterprises, Inc.	4.3%
Severn Trent PLC	4.2%
IDEX Corporation	4.1%
Veralto Corp.	3.9%

Material Fund Change [Text Block]	Name Change and Reorganization The Board of Trustees approved a reorganization into Tortoise Capital Series Trust and a change of the Fund’s name to Tortoise Global Water Fund on February 5, 2025.
Updated Prospectus Web Address	https://oef.tortoisecapital.com/resource-center/fund-documents/